Schedule of Investments
September 30, 2020 (unaudited)
Azzad Ethical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.32%

Agricultural Chemicals - 0.73%
Scotts Miracle-Gro Co.	5,013	766,538

Apparel & Other Finished Prods of Fabrics & Similar Material - 1.06%
Columbia Sportswear Co. (2)	3,166	275,379
Luluemon Athletica, Inc. (2)	2,555	841,540

		1,116,919

Auto Controls For Regulating Residential & Comml Environments - 0.37%
Trane Technologies Plc.	3,182	385,817

Biological Products, (No Diagnostic Substances) - 1.38%
Bio-Techne Corp.	2,196	544,015
Seattle Genetics, Inc. (2)	4,691	917,982

		1,461,997

Computer Communications Equipment - 0.66%
Arista Networks, Inc. (2)	3,378	699,010

Computer Peripheral Equipment, Nec - 1.34%
Palo Alto Networks, Inc. (2)	5,769	1,411,963

Electrical Work - 1.56%
Quanta Services, Inc.	31,200	1,649,232

Electronic Components & Accessories - 0.25%
Universal Display Corp.	1,462	264,242

Electronic Computers - 0.47%
Crowdstrike Holdings, Inc. (2)	3,587	492,567

Electronic Connectors - 1.58%
Amphenol Corp.	15,391	1,666,384

General Industrial Machinery & Equipment - 0.87%
Zebra Technologies Corp. Class A (2)	3,652	921,984

General Industrial Machinery & Equipment, Nec - 0.33%
Ingersoll Rand, Inc. (2)	9,912	352,867

Hotels & Motels - 0.25%
Choice Hotels International, Inc. (2)	3,025	260,029

House Appliances - 0.39%
A.O. Smith Corp.	7,721	407,669

Industrial Instruments For Measurement, Display, And Control- 1.59%
Cognex Corp.	7,232	470,803
Keysight Technologies, Inc. (2)	12,270	1,212,031

		1,682,834

Instruments For Meas & Testing Of Electricity & Elec Signals - 2.02%
Teradyne, Inc.	26,877	2,135,646

Laboratory Analytical Instruments - 1.86%
Agilent Technologies, Inc.	12,266	1,238,130
Coherent, Inc. (2)	4,012	445,051
Mettler Toledo International, Inc. (2)	298	287,794

		1,970,975

Men's & Boys' Furnishgs, Work Clothg, & Allied Garments - 0.55%
Cintas Corp. (2)	1,753	583,451

Miscellaneous Food Preparations & Kindred Products- - 0.17%
McCormick & Co., Inc.	905	175,661

Optical Instrumentts & Lenses - 2.05%
KLA Corp.	11,187	2,167,369

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.02%
Align Technology, Inc.(2)	444	145,348
Edwards Lifesciences Corporation (2)	18,074	1,442,666
Intuitive Surgical, Inc. (2)	768	544,927

		2,132,941

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.11%
Rpm International, Inc.	14,150	1,172,186

Pharmaceutical Preparations- 0.19%
10X Genomics, Inc. Class A (2)	482	60,096
Genmab A/S (2)	3,906	142,998

		203,094

Pumps & Pumping Equipment - 0.54%
IDEX Corporation	3,127	570,396

Real Estate Investment Trusts - 0.50%
American Homes 4 Rent Class A	18,674	531,836

Retail - Auto & Home Supply Stores- 2.52%
AutoZone, Inc.(2)	1,100	1,295,404
O'Reilly Automotive, Inc. (2)	2,973	1,370,791

		2,666,195

Retail-Auto Dealers & Gasoline Stations - 1.34%
Copart, Inc. (2)	13,497	1,419,345

Retail-Building Materials, Hardware, Garden Supply- 3.40%
Fastenal Co.	47,515	2,142,451
Tractor Supply Co.	10,101	1,447,877

		3,590,328

Retail-Drug Stores And Proprietary Stores - 0.33%
National Vision Holdings, Inc. (2)	9,062	346,531

Retail- Eating & Drinking Places - 1.27%
Chipotle Mexican Grill, Inc. (2)	1,077	1,339,476

Retail - Radio, Tv & Consumer Electronics Stores - 0.00%
Best Buy Co., Inc.
	7,457	829,890
Retail-Retail Stores, Nec. - 0.00%
Ulta Beauty, Inc. (2)
	5,050	1,131,099
Retail-Variety Stores- 2.52%
Dollar General Corp.	10,775	2,258,655
Ollie's Bargain Outlet Holding, Inc. (2)	4,683	409,060

		2,667,715

Semiconductors & Related Devices - 7.22%
Advanced Micro Devices, Inc.(2)	20,064	1,645,047
Brooks, inc.	6,690	309,479
IPG Photonics, Inc. (2)	4,172	709,115
Maxim Integrated Products, Inc.	14,170	958,034
Microchip Technology, Inc.	6,264	643,689
Monolithic Power Systems, Inc.	5,617	1,570,569
Skyworks Solutions, Inc.	12,343	1,795,906

		7,631,839

Services-Business Services, Nec. - 2.39%
Costar Group, Inc. (2)	1,899	1,611,320
Etsy, Inc. (2)	7,494	911,495

		2,522,815

Services-Commercial Physical & Biological Research - 1.74%
Charles River Laboratories International, Inc. (2)	5,286	1,197,015
Incyte Corp. (2)	7,162	642,718

		1,839,733

Services-Computer Integrated Systems Design - 2.75%
Cerner Corp.	21,002	1,518,235
GoDaddy, Inc. Class A (2)	18,267	1,387,744

		2,905,979

Services-Computer Processing & Data Preparation - 1.52%
RingCentral, Inc. (2)	1,258	345,459
Zendesk, Inc. (2)	3,275	337,063
Zynga, Inc. Class A (2)	101,560	926,227

		1,608,749

Services-Computer Programming Services - 3.88%
EPAM Systems, Inc. (2)	7,445	2,406,820
VeriSign, Inc. (2)	8,253	1,690,627

		4,097,447

Services-Computer Programming, Data Processing, Etc. - 2.52%
Factset Research Ssytems, Inc.	3,371	1,128,880
Twitter, Inc. (2)	34,585	1,539,033

		2,667,913

Services-Consumer Credit Reporting, Collection Agencies - 1.77%
TransUnion	22,293	1,875,510

Services-Health Services - 0.66%
Teladoc Health, Inc. (2)	3,191	699,595

Services-Home Health Care Services- 0.76%
Chemed Corp.	1,678	806,027

Services-Medical Laboratories - 0.76%
Laboratory Corp. of America Holdings (2)	4,274	804,666

Services-Prepackaged Software - 18.17%
Atlassian Corp., Plc. Class-A (2)	4,739	861,503
Cadence Design Systems, Inc. (2)	22,116	2,358,229
Citrix Systems, Inc.	15,528	2,138,361
Docusign, Inc. (2)	8,251	1,775,945
Electronic Arts, Inc. (2)	7,177	935,953
Guidewire Software, Inc. (2)	5,996	625,203
Okta, Inc. (2)	2,741	586,163
Paycom Software, Inc. (2)	3,463	1,078,032
Paylocity Holding Corp. (2)	8,757	1,413,555
Splunk, Inc. (2)	5,174	973,384
Square, Inc. Class A (2)	18,418	2,993,846
Twilio, Inc. Class A (2)	6,717	1,659,704
Tyler Technologies, Inc. (2)	1,652	575,821
Veeva Systems, Inc. Class A (2)	4,350	1,223,176

		19,198,875

Services - To Dwellings & Other Buildings - 0.45%
Rollins, Inc.	8,800	476,872

Special Industry Machinery, Nec. - 1.49%
Lam Research Corp.	4,733	1,570,173

Specialty Cleaning, Polishing And Sanitation Preparations - 1.26%
Clorox Co.	6,330	1,330,376

Sugar & Confectionery Products - 0.77%
Hershey Co.	5,714	819,045

Surgical & Medical Instruments & Apparatus - 3.47%
Abiomed, Inc.(2)	3,636	1,007,390
Dexcom, Inc. (2)	5,340	2,201,308
Insulet Corp. (2)	858	202,994
Resmed, inc.	1,033	177,087
Teleflex, Inc.	231	78,637

		3,667,416

Trucking (No Local)- 1.55%
Hunt JB Transport Services, Inc.	3,672	464,067
Old Dominion Freight Line, Inc.	6,507	1,177,246

		1,641,313

Wholesale-Durable Goods - 0.82%
W.W. Grainger, Inc.	2,424	864,810

Wholesale-Groceries & Related Products - 0.76%
Dominos Pizza, Inc.	1,900	808,032

Wholesale-Lumber & Other Construction Materials - 0.81%
Trex Co., Inc.	11,896	851,754

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.72%
Hologic, Inc. (2)	27,333	1,816,825

Total Investments - 94.32%	(Cost $ 67,517,878 )	99,679,950

Other Assets less Liabilities - 5.68%		6,007,350

Total Net Assets - 100.00%		105,687,300

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$99,679,950	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$99,679,950	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.